Commitment and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Network Infrastructure and Buildings
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	$ 91,070,000				¥ 589,930,000
Office
Commitments and Contingencies Disclosure [Line Items]
Total operating lease expense	99,890,000	¥ 647,090,000	¥ 525,310,000	¥ 284,580,000
IDC Facilities
Commitments and Contingencies Disclosure [Line Items]
Total operating lease expense	574,270,000	¥ 3,720,000,000	2,850,000,000	¥ 1,940,000,000
Obligations related to the entity's directors and officers
Commitments and Contingencies Disclosure [Line Items]
Fair value of indemnification obligations related to the entity's directors and officers	$ 0		¥ 0		¥ 0